Other accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Other accounts payable and accrued expenses
Note 11 - Other accounts payable and accrued expenses

	December 31
	2024	2025
	US$ thousands
Accrued expenses	1,566	3,797
Employee benefits	4,184	5,862
Government authorities	242	266
Advances from customers	693	4,097
Other payables	260	94
	6,945	14,116